SUBSIDIARIES - Disclosure of subsidiaries (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024
Loncor Resources Congo SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Loncor Resources Congo SARL [Member] | Direct [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Devon Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Devon Resources SARL [Member] | Indirect [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Navarro Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Navarro Resources SARL [Member] | Indirect [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Adumbi Mining S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	84.68%
Adumbi Mining S.A. [Member] | Direct [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		84.68%
KGL Isiro Atlantic Ltd [Member] | Direct [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Isiro (Jersey) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Isiro (Jersey) Limited [Member] | Indirect [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
KGL Isiro SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
KGL Isiro SARL [Member] | Indirect [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%